Consolidated statements of changes in equity - USD ($) $ in Thousands		Total	Share Capital [member]		Other equity instruments [member]		Legal reserve [member]	Legal reserve [member] Ordinary and Extraordinary General Shareholders Meeting on April 26, 2022 [Member]	Legal reserve [member] Ordinary and Extraordinary General Shareholders Meeting on December 7, 2022 [Member]	Legal reserve [member] Ordinary and Extraordinary General Shareholders Meeting on April 24, 2023 [Member]	Share-based payments [member]		Share repurchase reserve [member]	Share repurchase reserve [member] Ordinary and Extraordinary General Shareholders Meeting on December 7, 2022 [Member]	Share repurchase reserve [member] Ordinary and Extraordinary General Shareholders Meeting on April 24, 2023 [Member]	Share repurchase reserve [member] Ordinary and Extraordinary General Shareholders Meeting on August 6, 2024 [Member]	Other accumulated comprehensive income (losses) [member]	Accumulated profit (losses) [member]		Accumulated profit (losses) [member] Ordinary and Extraordinary General Shareholders Meeting on April 26, 2022 [Member]	Accumulated profit (losses) [member] Ordinary and Extraordinary General Shareholders Meeting on December 7, 2022 [Member]	Accumulated profit (losses) [member] Ordinary and Extraordinary General Shareholders Meeting on April 24, 2023 [Member]	Accumulated profit (losses) [member] Ordinary and Extraordinary General Shareholders Meeting on August 6, 2024 [Member]
Beginning Balance at Dec. 31, 2021		$ 565,259	$ 586,706								$ 31,601						$ (5,976)	$ (47,072)
Profit for the year, net		269,535																269,535
Other comprehensive income for the year		(2,718)															(2,718)
Total comprehensive profit for the year		266,817															(2,718)	269,535
Creation of legal reserve								$ 1,255	$ 1,348											$ (1,255)	$ (1,348)
Creation of share repurchase reserve													$ 23,840	$ 25,625				(23,840)			$ (25,625)
Reduction of capital stock		39,530	(39,530)	[1]														39,530	[1]
Cashless exercises of warrants		32,144			$ 32,144	[2]
Share repurchase	[1]	(29,304)	(29,304)
Share-based payments		9,144	1								9,143	[3]
Ending Balance at Dec. 31, 2022		844,060	517,873		32,144		$ 2,603				40,744		49,465				(8,694)	209,925
Profit for the year, net		396,955																396,955
Other comprehensive income for the year		4,267															4,267
Total comprehensive profit for the year		401,222															4,267	396,955
Creation of legal reserve	[4]									$ 5,630												$ (5,630)
Creation of share repurchase reserve	[4]														$ 29,859							$ (29,859)
Share-based payments		1,733	1								1,732	[5]
Ending Balance at Dec. 31, 2023		1,247,015	517,874		32,144		8,233				42,476		79,324				(4,427)	571,391
Profit for the year, net		477,521																477,521
Other comprehensive income for the year		(6,630)															(6,630)
Total comprehensive profit for the year		470,891															(6,630)	477,521
Creation of share repurchase reserve	[4]															$ 50,000							$ (50,000)
Reduction of capital stock		19,965	(19,965)	[1]														19,965	[1]
Share repurchase	[1]	(99,846)	(99,846)
Share-based payments		3,153	1								3,152	[6]
Ending Balance at Dec. 31, 2024		$ 1,621,213	$ 398,064		$ 32,144		$ 8,233				$ 45,628		$ 129,324				$ (11,057)	$ 1,018,877

[1]	See Note 21.1.
[2]	Including 32,894 of cashless exercise of warrant (Note 18.3 and 18.5.1), net of 750 related to expenses.
[3]	Including 16,576 share-based payments (Note 8), net of tax charges.
[4]	See Note 21.2.
[5]	Including 23,133 share-based payments (Note 8), net of tax charges.
[6]	Including 34,923 share-based payments (Note 8), net of tax charges.